Variable Interest Entities (Basic Information of Consolidated VIEs, Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2014	May 01, 2013	Jun. 21, 2012	May 11, 2011
Variable Interest Entity [Line Items]
Aggregate amount of loans to related parties		4.9
MoboTap [Member]
Variable Interest Entity [Line Items]
Percentage of acquired equity interests	51.00%
7Road [Member]
Variable Interest Entity [Line Items]
Percentage of interest held by Group				71.926%
Non-controlling interest percentage			28.074%	28.074%
Gamease [Member] | AmazGame [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		100.00%
Guanyou Gamespace [Member] | Gamespace [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		100.00%
Shenzhen 7Road [Member] | 7Road Technology [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		100.00%
Mr. Wang [Member] | Gamease [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		60.00%
Mr. Wang [Member] | Guanyou Gamespace [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		60.00%
Mr. Chen [Member] | Gamease [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		40.00%
Mr. Chen [Member] | Guanyou Gamespace [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		40.00%
Runa Pi [Member] | Shanghai ICE [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		50.00%
Rong Qi [Member] | Shanghai ICE [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		50.00%
Gamease [Member] | Shenzhen 7Road [Member]
Variable Interest Entity [Line Items]
Percentage of interest held by Group					68.258%
Non-controlling interest percentage					31.742%
Gamease [Member] | Wuhan Baina Information [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage	60.00%
Yongzhi Yang [Member] | Wuhan Baina Information [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage	40.00%
Beijing Baina Technology [Member] | Wuhan Baina Information [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		100.00%
ICE Information [Member] | Shanghai ICE [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage		100.00%